Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Other Intangible Assets [Abstract]
Schedule of Useful Life of Intangible Assets

NOTE 12: GOODWILL AND OTHER INTANGIBLE ASSETS

The following table presents activity in goodwill and intangible assets during the years ended December 31, 2023 and 2022.

	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total

Intangible assets, at cost:
Balance as of January 1, 2022	$467	$1,905	$1,722	$430	$2,455	$6,979
Adjustments arising from translating financial statements from functional currency to presentation currency	(51)	(173)	(61)	-	(165)	(450)

Balance as of December 31, 2022	416	1,732	1,661	430	2,290	6,529
Adjustments arising from translating financial statements from functional currency to presentation currency	(11)	(39)	(13)	-	(37)	(100)

Balance as of December 31, 2023	$405	$1,693	$1,648	$430	$2,253	$6,429

Accumulated amortization and impairment:
Balance as of January 1, 2022	$23	$75	$-	$32	$-	$130
Impairment of technology	-	-	-	361	-	361
Amortization expense	41	142	-	37	-	220
Balance as of December 31, 2022	64	217	-	430	-	711

Amortization expense	37	131	-	-	-	168
Balance as of December 31, 2023	$101	$348	$-	$430	-	$879

Net intangible assets at cost, at December 31, 2022	352	1,515	1,661	-	2,290	5,818
Net intangible assets at cost, at December 31, 2023	$304	$1,345	$1,648	$-	$2,253	$5,550

a.	Useful life of intangible assets:

The useful life of intangible assets is as follows:

	Licenses	Customer relationships	Trade name

Useful life	Indefinite	Definite 10.58 years	Definite 10.58 years

Amortization method	Not amortized	Straight-line	Straight-line

Licenses don’t have a fixed term and do not require a renewal. Consequently, licenses have an indefinite useful life.

b.	Amortization expense:

Amortization of intangible assets of $168, $220 and $130 for the years ended December 31, 2023, 2022 and 2021, respectively, is recorded in profit or loss within General and administrative expenses.

c.	Impairment of goodwill and other intangible assets:

During the year ended December 31, 2022, the Company recorded $361 loss on impairment related to certain legacy components of the INXS middle office system that became obsolete and were replaced by a newly developed software. There was no impairment during years ended on December 31, 2023 and 2021.

d.	Net carrying value:

As of December 31, 2023, the net carrying amounts of goodwill, licenses, trade name and customer relationships were allocated as follows (each representing a cash-generating unit):

	ILSB	INXS	Total

Goodwill	$1,236	$1,017	$2,253

Licenses	448	1,200	1,648
Trade Name	304	-	304
Customer Relationships	1,062	283	1,345
Total Intangible Assets	$1,814	$1,483	$3,297

The recoverable amounts of goodwill and intangible assets related to ILSB (brokerage segment), prepared by an independent valuation specialist, were determined based on the value in use which is calculated at the expected estimated future cash flows from the cash-generating unit, as determined according to the budget for the next five years and approved by the Company’s management. The projected cash flows for the period exceeding five years are estimated using a fixed growth rate of 2%, representing the long-term average growth rate for the cash generating unit. The pre-tax discount rate of the cash flows is estimated at 24.3 percent.

The recoverable amounts of goodwill and intangible assets related to INXS (digital assets segment), prepared by an independent valuation specialist, were determined based on the value in use which is calculated at the expected estimated future cash flows from the cash-generating unit, as determined according to the budget for the next five years and approved by the Company’s management. The projected cash flows for the period exceeding five years are estimated using a fixed growth rate of 3%, representing the long-term average growth rate for the cash generating unit. The pre-tax discount rate of the cash flows is estimated at 29.8 percent.

The recoverable amounts as determined above exceed the carrying amounts of goodwill and intangible assets of both ILSB and INXS.

The value in use for all cash-generating units may change if any changes occur in the following key assumptions:

●	Discount rate.

●	Growth rate for the period exceeding the five budget years.

Discount rate: The discount rate reflects management’s assumptions regarding each unit’s specific risk. In determining the appropriate discount rate for each unit, the Company relied on the rate of return of long-term government bonds relevant for each unit.

Sensitivity analysis of changes in assumptions: With respect to assumptions used in determining the value in use as described above, management believes that there are no reasonably expected changes in the key assumptions detailed above, which might lead to a significant change in the recoverable amounts of goodwill and intangible assets related to ILSB and INXS.